Provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	$ 2,566	$ 3,678	$ 3,398
Customer remediation
Disclosure of other provisions [line items]
Other provisions	386	858	$ 1,646
Provision used	548	739
Release of provisions	113	240
Refunds due to customers
Disclosure of other provisions [line items]
Other provisions	87	302
Provision used	197
Release of provisions	18
Payment Protection Insurance | Customer remediation
Disclosure of other provisions [line items]
Other provisions	173	$ 328
Provision used	192
Increase in existing provisions	$ 37